Document and Entity Information	0 Months Ended
May 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2013
Registrant Name	Dreyfus Municipal Money Market Fund, Inc.
Central Index Key	0000312564
Amendment Flag	false
Document Creation Date	Sep. 27, 2013
Document Effective Date	Oct. 01, 2013
Prospectus Date	Oct. 01, 2013
DREYFUS MUNICIPAL MONEY MARKET FUND INC | DREYFUS MUNICIPAL MONEY MARKET FUND INC
Risk/Return:
Trading Symbol	DTEXX